ACCOUNTING POLICIES (Details 2)	12 Months Ended
Mar. 31, 2015
Buildings | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives for computing depreciation	2 years
Buildings | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives for computing depreciation	50 years
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives for computing depreciation	2 years
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives for computing depreciation	20 years